Introduction - Corporate Information (Details)	12 Months Ended
Dec. 31, 2025 shares
Disclosure of associates [line items]
Number of treasury shares held (in shares)	1,906,226
Atlas S.A.S. | Millicom International Cellular S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	42.20%